Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2020	$ 250	$ 11,116,015	$ 151,988	$ (4,964,711)	$ 588,540	$ 6,892,082
Balance, shares at Dec. 31, 2020	24,999,842
Stock-based compensation		371,540				371,540
Acquisition of subsidiaries		(4,313,025)		(3,648,666)		(7,961,691)
Debt forgiven by major shareholder		6,912,513				6,912,513
Net loss				(267,236)		(267,236)
Foreign currency translation					122,283	122,283
Balance at Dec. 31, 2021	$ 250	14,087,043	151,988	(8,880,613)	710,823	6,069,491
Balance, shares at Dec. 31, 2021	24,999,842
Stock-based compensation		92,885				92,885
Net loss				(752,081)		(752,081)
Foreign currency translation					31,864	31,864
Balance at Mar. 31, 2022	$ 250	14,179,928	151,988	(9,632,694)	742,687	5,442,159
Balance, shares at Mar. 31, 2022	24,999,842
Balance at Dec. 31, 2021	$ 250	14,087,043	151,988	(8,880,613)	710,823	6,069,491
Balance, shares at Dec. 31, 2021	24,999,842
Stock-based compensation		371,540				371,540
Net loss				(6,369,245)		(6,369,245)
Foreign currency translation					(537,974)	(537,974)
Balance at Dec. 31, 2022	$ 250	14,458,583	151,988	(15,249,858)	172,849	(466,188)
Balance, shares at Dec. 31, 2022	24,999,842
Stock-based compensation		92,885				92,885
Net loss				(529,784)		(529,784)
Foreign currency translation					24,542	24,542
Disposal of subsidiary				120,160		120,160
Balance at Mar. 31, 2023	$ 250	$ 14,551,468	$ 151,988	$ (15,659,482)	$ 197,391	$ (758,385)
Balance, shares at Mar. 31, 2023	24,999,842